As filed with the Securities and Exchange Commission on February 25, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21964

City National Rochdale High Yield Alternative Strategies Fund TEI LLC
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, New York 10022-6837
(Address of principal executive offices) (Zip code)

Michael Gozzillo
570 Lexington Avenue
New York, New York 10022-6837
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2014

Item 1. Schedule of Investments.

City National Rochdale High Yield Alternative Strategies Fund TEI LLC (the "TEI Fund") invests substantially all of its investable assets in the Offshore Fund, a Cayman
Islands limited duration company with the same investment objective as the TEI Fund. The Offshore Fund in turn invests substantially all of its investable assets in City
National City National Rochdale High Yield Alternative Strategies Master Fund LLC (the “Master Fund”), a registered investment company with the same investment objective as the
Offshore Fund and the TEI Fund. The Offshore Fund serves solely as an intermediate entity through which the TEI Fund invests in the Master Fund. The Offshore Fund makes no independent investment decisions and has no investment or other discretion over the investable assets.

As of December 31, 2014 the Fund owned 53.82% of the Master Fund. The schedule of investments of the Master Fund is as follows:

City National Rochdale High Yield Alternative Strategies Master Fund LLC
SCHEDULE OF INVESTMENTS, December 31, 2014 (Unaudited)

				Redemptions
	Percentage of				Notice Period
	Members' Capital	Cost	Fair Value	Frequency	# of Days
Long-Term Investment Funds: 1
High Yield/Credit:
Canyon Value Realization Fund, LP - Series L	18.0%	$5,250,000	$6,535,134	Annually	100
GoldenTree Partners LP	18.1	5,112,518	6,567,894	Quarterly	90
	36.1	10,362,518	13,103,028

Structured Credit - CLO:
Alcentra Structured Credit Opportunity Fund I	5.7	2,039,170	2,055,406	Quarterly	90
Alcentra Structured Credit Opportunity Fund II	9.3	3,316,796	3,361,049	Quarterly	90
Great Lakes III, LP	25.5	9,301,940	9,248,171	Quarterly	90
	40.5	14,657,906	14,664,626

Structured Credit - Mortgages:
Midway Market Neutral Fund LLC	17.3	5,550,000	6,260,903	Monthly	90
	17.3	5,550,000	6,260,903

Liquidating Positions:
Bennelong Asia Pacific Multi Strategy Equity Fund, LP - Class S 2	0.2	152,638	65,029	**	**
Brencourt SP Fund, LP 2	0.5	106,864	186,195	**	**
CamCap Resources, LP 2	0.0	17,257	4,538	**	**
Caxton Global Investments (USA) LLC 2	0.1	12,378	21,512	**	**
GoldenTree Partners LP 2	2.2	348,709	792,021	**	**
Keswick Onshore Trust 2	0.0	14,118	8,099	**	**
King Street Capital LP 2	0.1	10,908	25,947	**	**
Polygon Recovery Fund, LP	0.3	224,721	102,964	*	*
Stark Select Asset Fund LLC 2	0.1	63,540	49,623	**	**
	3.5	951,133	1,255,928
Total Long-Term Investment Funds:	97.4	31,521,557	35,284,485

Short-Term Investment:
Money Market Fund:
First American Government Obligations Fund, 0.01% 3	2.5	885,652	885,652

Total Investments	99.9%	$32,407,209	$36,170,137

1 All investments are non-income producing.
2 Remaining value represents side pocket interests.
3 7-Day Yield.

* Redemption restrictions exist for Hedge Funds whereby the Hedge Fund Managers may suspend redemption either in their sole discretion or other factors. Such factors include the magnitude of redemptions requested, portfolio valuation issues or market conditions. Redemptions are currently suspended for the Polygon Recovery Fund, LP, a portfolio comprised of an exchange listed but thinly traded security and several private equity holdings.

** Special Investments have been established for Bennelong Asia Pacific Multi Strategy Equity Fund, LP - Class S, Brencourt SP Fund, LP, CamCap Resources, LP, Caxton Global Investments
(USA) LLC LP, GoldenTree Partners LP, Keswick Onshore Trust, King Street Capital LP, and Stark Select Asset Fund LLC. These investments are long-term and illiquid.

The investments in Hedge Funds shown above, representing 97.40% of net assets, have been fair valued in accordance with procedures established by the Board of Directors.

City National Rochdale High Yield Alternative Strategies Master Fund LLC
SCHEDULE OF INVESTMENTS, December 31, 2014 (Unaudited), Continued

High Yield / Credit. The credit strategy involves investing in the securities of companies that are non-investment grade, high yield and or distressed. Often, a corporate event results in the re-pricing of these securities, which may lead to profits. A non-investment grade bond generally has a Standard & Poor's rating of lower than BBB- or a Moody's rating lower than Baa3.
In the event of a corporate event such as bankruptcy or default, bonds that rank higher in the capital structure of the issuers, such as first lien bank loan or a senior secured bond have priority over other bonds deemed junior in ranking in the capital structure. The distressed and high-yield sub-strategy involves investing in the securities (bank loans and bonds) of companies experiencing financial or operational difficulties or otherwise having below investment grade credit ratings. These securities may trade at substantial discounts to par value, because, in part, certain classes of investors who cannot hold non-investment grade, high yield or distressed bonds are forced to sell at discounted prices.
Profits are made based on two kinds of mispricings: (1) fundamental or intrinsic value, and (2) relative value between comparable securities. Hedge Fund Managers may also take long/short positions throughout the capital structure of leveraged companies to implement a negative or positive credit view in the marketplace with the intention to offer better risk adjusted returns than being outright long or short the market.

Structured Credit. Structured credit strategy invests in stressed/distressed non-corporate fixed income asset classes in non-traditional markets such as residential real estate, commercial real estate and asset backed lending that have become distressed and/or undergoing structural changes, with anticipated improvement in the fundamental value of the underlying asset.
Economic downturns and fundamental uncertainties can cause forced selling of securitized assets associated with such markets. In general, profits are made by identifying and investing in securities priced significantly below their intrinsic values where the strategy can maximize long-term capital appreciation from earning interest income and cash flows from current amortizing principal payments, cash flows from liquidations and from the fundamental appreciation of the underlying assets. Investing in structured credit requires deep fundamental analysis of the underlying assets and the behavior of the borrowers. Managers may invest in structured credit securities at deep discounts to fair value. Profits are realized as these securities converge to or above fair value with fundamental improvements in underlying borrowers, assets or improved technical behavior. Typically, structured credit managers will take positions in both agency and non-agency RMBS, CMBS, CLO, and other consumer and commercial loan ABS. At times, the strategy may also entail positions in other income generating assets such as life settlements and annuities, trade finance, legal settlements, whole loans, etc.

City National Rochdale High Yield Alternative Strategies Master Fund LLC
SCHEDULE OF INVESTMENTS, December 31, 2014 (Unaudited), Continued

Summary of Fair Value Exposure

The Master Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the quarter.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Market quotations are not readily available for the interests in private funds held by the Fund (the “Investment Funds”).  Accordingly, as a practical expedient for determining the fair value of alternative investments, as permitted by Financial Accounting Standards Board (FASB) guidance, the Fund’s interest in each Investment Fund generally shall be valued at the net asset value (“NAV”) of that interest as reported by the management of such Investment Fund. When the NAV is used to value an Investment Fund, the position is classified as Level 3.

City National Rochdale Investment Management, LLC (the "Adviser") is the investment adviser to the Master Fund. The Board of Trustees has delegated fair value determinations to the Adviser.  The Adviser has formed an internal Fair Value Committee ("the "Committee") to monitor and implement the fair valuation process with respect to the Master Fund. The Adviser delegates sub-advisory responsibilities to Pinebridge Investments LLC (the “Sub-Adviser”) with respect to the Master Fund.

The Adviser or Sub-Adviser shall promptly notify the Committee if for any reason the Fund does not receive a month-end value from the Investment Fund on a timely basis, the Adviser or sub-adviser believes that the value reported by the Investment Fund does not accurately represent the price at which the Investment Fund would effect a redemption by the Fund if the Fund were to make such a request on a timely basis, or the Adviser or sub-adviser believes that an adjustment to the reported value is appropriate for any other reason (such as, for example, the imposition by the Investment Fund of extraordinary restrictions on redemption).  In such event, the Committee shall determine the appropriate fair value of the Fund’s interest in the Investment Fund based upon such factors as it deems relevant.  When the Committee determines the fair value of an Investment Fund, the position will be classified as Level 3.

City National Rochdale High Yield Alternative Strategies Master Fund LLC
SCHEDULE OF INVESTMENTS, December 31, 2014 (Unaudited), Continued

The following alternative and temporary investments were measured at fair value as of December 31, 2014 using the NAV as a Practical Expedient:

	Level 1	Level 2	Level 3	Total
Hedge Funds
High Yield/Credit	$-	$-	$13,103,028	$13,103,028
Structured Credit - CLO	-	-	14,664,626	14,664,626
Structured Credit - Mortgages			6,260,903	6,260,903
Liquidating Positions	-	-	1,255,928	1,255,928

Total Investments in Hedge Funds	-	-	35,284,485	35,284,485

Short-Term Investment
Money Market Fund	885,652	-	-	885,652

Total Investments	$885,652	$-	$35,284,485	$36,170,137

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting quarter, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

The following is a reconciliation of the beginning and ending balances for Level 3 investments during the quarter ended December 31, 2014:

Alternative Investments
Balance,March 31, 2014	$30,085,099
Total Realized Gains/(Losses)	1,000,137
Change in Unrealized Gains/Losses	83,482
Purchases	10,361,846
Sales	(6,246,079)
Balance, December 31, 2014	$35,284,485

Net unrealized gains relating to Level 3 alternative investments still held at December 31, 2014 are $4,058,717.  Net unrealized losses relating to Level 3 alternative investments still held at December 31, 2014 are $295,789.

The Master Fund has not maintained any positions in derivative instruments or directly engaged in hedging activities.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  City National Rochdale High Yield Alternative Strategies Fund TEI LLC

By (Signature and Title) /s/ Garrett R. D’Alessandro
                                           Garrett R. D’Alessandro, President

Date  February 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Garrett R. D’Alessandro
                                           Garrett R. D’Alessandro, President

Date  February 24, 2015

By (Signature and Title) /s/ William O’Donnell
                                           William O’Donnell, Treasurer

Date  February 24, 2015